Goodwill and Intangible Assets - Schedule of Remaining Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,128
2014	613
2015	95
2016	56
2017	19
Total amortization	$ 1,911